Quarterly Report
September 30, 2019
MFS®  Prudent Investor Fund

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 47.8%
Apparel Manufacturers – 1.4%
Adidas AG	796	$247,830
Business Services – 2.5%
Accenture PLC, “A”	1,392	$267,751
SGS S.A.	75	185,913
		$453,664
Computer Software – 4.4%
Cadence Design Systems, Inc. (a)	3,171	$209,540
Check Point Software Technologies Ltd. (a)	2,961	324,229
Sage Group PLC	32,051	272,469
		$806,238
Computer Software - Systems – 2.8%
Amadeus IT Group S.A.	3,039	$217,688
Constellation Software, Inc.	302	301,613
		$519,301
Consumer Products – 3.5%
Beiersdorf AG	2,683	$316,413
Kao Corp.	4,300	318,902
		$635,315
Consumer Services – 2.0%
Booking Holdings, Inc. (a)	187	$367,008
Electrical Equipment – 0.9%
Legrand S.A.	2,257	$161,082
Electronics – 2.5%
Kyocera Corp.	3,700	$231,078
Texas Instruments, Inc.	1,716	221,776
		$452,854
Food & Beverages – 2.6%
Nestle S.A.	4,448	$482,570
Insurance – 1.2%
Swiss Re Ltd.	2,118	$220,915
Internet – 6.9%
Alphabet, Inc., “A” (a)	476	$581,263
Facebook, Inc., “A” (a)	1,807	321,790
Scout24 AG	6,082	346,701
		$1,249,754
Medical & Health Technology & Services – 1.1%
Premier, Inc., “A” (a)	6,652	$192,376
Real Estate – 7.3%
Deutsche Wohnen SE	6,892	$251,575
LEG Immobilien AG	6,144	703,149
Vonovia SE, REIT	7,258	368,250
		$1,322,974

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.4%
Nitto Denko Corp.	5,200	$252,031
Specialty Stores – 4.3%
Costco Wholesale Corp.	1,936	$557,781
Just Eat PLC (a)	27,347	224,679
		$ 782,460
Telecommunications - Wireless – 2.1%
KDDI Corp.	14,400	$376,231
Trucking – 0.9%
Yamato Holdings Co. Ltd.	10,800	$163,314
Total Common Stocks		$ 8,685,917
Bonds – 25.3%
Broadcasting – 1.6%
Netflix, Inc., 4.875%, 4/15/2028	$140,000	$142,443
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	140,000	144,725
		$ 287,168
Building – 1.5%
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	$135,000	$138,037
Standard Industries, Inc., 6%, 10/15/2025 (n)	130,000	136,300
		$ 274,337
Business Services – 0.8%
Equinix, Inc., 5.375%, 5/15/2027	$130,000	$140,156
Consumer Products – 0.4%
Coty, Inc., 6.5%, 4/15/2026 (n)	$75,000	$72,750
Entertainment – 0.9%
Six Flags Entertainment Corp., 5.5%, 4/15/2027 (n)	$150,000	$159,935
Industrial – 0.8%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$140,000	$144,900
Medical Equipment – 0.7%
Teleflex, Inc., 5.25%, 6/15/2024	$130,000	$133,900
Midstream – 0.8%
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	$130,000	$137,761
Real Estate - Healthcare – 0.7%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$125,000	$130,969
Specialty Chemicals – 0.6%
Univar USA, Inc., 6.75%, 7/15/2023 (n)	$115,000	$116,869
Telecommunications - Wireless – 0.9%
SBA Communications Corp., 4.875%, 9/01/2024	$150,000	$155,250
U.S. Treasury Obligations – 15.6%
U.S. Treasury Notes, 1.875%, 12/31/2019	$570,000	$569,933
U.S. Treasury Notes, 1.625%, 3/15/2020	570,000	569,354
U.S. Treasury Notes, 1.875%, 6/30/2020	570,000	570,045
U.S. Treasury Notes, 2%, 9/30/2020	565,000	565,993

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.375%, 12/31/2020	$565,000	$568,995
		$ 2,844,320
Total Bonds		$ 4,598,315
Preferred Stocks – 1.4%
Electronics – 1.4%
Samsung Electronics Co. Ltd.	7,490	$246,161
Investment Companies (h) – 23.9%
Money Market Funds – 23.9%
MFS Institutional Money Market Portfolio, 2.09% (v)	4,353,941	$4,353,941
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.8%
Market Index Securities – 0.8%
Russell 2000 Index – December 2019 @ $1,200	Put	Goldman Sachs International	$152,337	1	$410
Russell 2000 Index – December 2019 @ $1,350	Put	Goldman Sachs International	304,675	2	2,518
Russell 2000 Index – December 2019 @ $1,250	Put	Goldman Sachs International	152,337	1	620
Russell 2000 Index – June 2020 @ $1,300	Put	Goldman Sachs International	152,337	1	3,700
Russell 2000 Index – June 2020 @ $1,400	Put	Merrill Lynch International	152,337	1	5,580
Russell 2000 Index – June 2020 @ $1,250	Put	Goldman Sachs International	152,337	1	2,960
Russell 2000 Index – December 2020 @ $1,300	Put	Goldman Sachs International	304,675	2	12,520
Russell 2000 Index – December 2020 @ $1,200	Put	Merrill Lynch International	152,337	1	4,330
Russell 2000 Index – December 2020 @ $1,250	Put	Merrill Lynch International	152,337	1	5,210
Russell 2000 Index – December 2020 @ $1,200	Put	Merrill Lynch International	152,337	1	4,330
Russell 2000 Index – December 2020 @ $1,150	Put	Goldman Sachs International	304,675	2	7,120
Russell 2000 Index – December 2020 @ $1,350	Put	Goldman Sachs International	152,337	1	7,480
Russell 2000 Index – June 2021 @ $1,150	Put	Goldman Sachs International	152,337	1	4,970
Russell 2000 Index – June 2021 @ $1,300	Put	Goldman Sachs International	152,337	1	8,180
Russell 2000 Index – June 2021 @ $1,200	Put	Goldman Sachs International	304,675	2	11,800
Russell 2000 Index – June 2021 @ $1,350	Put	Goldman Sachs International	152,337	1	9,540
Russell 2000 Index – December 2021 @ $1,100	Put	Goldman Sachs International	152,337	1	5,340
S&P 500 Index – December 2019 @ $2,000	Put	Goldman Sachs International	595,348	2	262
S&P 500 Index – December 2019 @ $2,100	Put	Goldman Sachs International	297,674	1	179
S&P 500 Index – March 2020 @ $2,450	Put	Goldman Sachs International	297,674	1	2,820
S&P 500 Index – June 2020 @ $2,000	Put	Goldman Sachs International	297,674	1	1,220
S&P 500 Index – June 2020 @ $2,100	Put	Goldman Sachs International	297,674	1	1,650
S&P 500 Index – June 2020 @ $2,250	Put	Goldman Sachs International	297,674	1	2,575
S&P 500 Index – June 2020 @ $2,300	Put	Goldman Sachs International	297,674	1	3,050
S&P 500 Index – December 2020 @ $2,000	Put	JPMorgan Chase Bank N.A.	297,674	100	2,890
S&P 500 Index – December 2020 @ $1,800	Put	Goldman Sachs International	297,674	1	1,660
S&P/ASX 200 Index – December 2019 @ AUD 5,200	Put	Goldman Sachs International	225,713	5	123
S&P/ASX 200 Index – December 2019 @ AUD 5,000	Put	JPMorgan Chase Bank N.A.	225,713	50	146
S&P/ASX 200 Index – June 2020 @ AUD 5,000	Put	JPMorgan Chase Bank N.A.	451,427	100	1,497
S&P/ASX 200 Index – June 2020 @ AUD 5,200	Put	JPMorgan Chase Bank N.A.	451,427	100	2,040
S&P/ASX 200 Index – December 2020 @ AUD 5,200	Put	JPMorgan Chase Bank N.A.	361,141	80	3,883
S&P/ASX 200 Index – December 2020 @ AUD 5,300	Put	JPMorgan Chase Bank N.A.	361,141	80	4,451
S&P/ASX 200 Index – December 2020 @ AUD 5,100	Put	JPMorgan Chase Bank N.A.	225,713	50	2,116
S&P/ASX 200 Index – December 2020 @ AUD 5,400	Put	JPMorgan Chase Bank N.A.	225,713	50	3,187
S&P/ASX 200 Index – June 2021 @ $2,300	Put	Goldman Sachs International	297,674	1	7,610
S&P/ASX 200 Index – June 2021 @ $2,200	Put	Goldman Sachs International	297,674	1	8,785
Total Purchased Options					$146,752

Portfolio of Investments (unaudited) – continued
Other Assets, Less Liabilities – 0.8%	149,262
Net Assets – 100.0%	$18,180,348
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,353,941 and $13,677,145, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $913,516, representing 5.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,719,285	$129,309	$—	$2,848,594
Germany	2,233,917	—	—	2,233,917
Japan	376,231	965,326	—	1,341,557
Switzerland	889,398	—	—	889,398
United Kingdom	497,148	—	—	497,148
Israel	324,230	—	—	324,230
Canada	301,612	—	—	301,612
South Korea	—	246,161	—	246,161
Spain	217,688	—	—	217,688
Other Countries	161,082	17,443	—	178,525
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	2,844,320	—	2,844,320
U.S. Corporate Bonds	—	1,753,995	—	1,753,995
Mutual Funds	4,353,941	—	—	4,353,941
Total	$12,074,532	$5,956,554	$—	$18,031,086
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,467,321	$2,036,551	$1,149,583	$—	$(348)	$4,353,941
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$19,772	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2019, are as follows:
United States	66.8%
Germany	12.3%
Japan	7.4%
Switzerland	4.9%
United Kingdom	2.7%
Israel	1.8%
Canada	1.7%
South Korea	1.4%
Spain	1.2%
Other Countries	(0.2)%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.